Financial instruments (Details 19) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Recorded investment	$ 58,759	$ 65,364
Past due principal balance	35,000	53,364
Related allowance Stage 3	27,995	35,353
Average principal loan balance	40,988	30,205
Balance Interest recognized	3,257	2,087
Private corporations [Member]
Disclosure of financial instruments [Line Items]
Recorded investment	23,759	30,364
Past due principal balance	0	18,364
Related allowance Stage 3	7,468	23,174
Average principal loan balance	5,988	12,500
Balance Interest recognized	229	408
Middle-market companies [member]
Disclosure of financial instruments [Line Items]
Recorded investment	35,000	35,000
Past due principal balance	35,000	35,000
Related allowance Stage 3	20,527	12,179
Average principal loan balance	35,000	17,705
Balance Interest recognized	$ 3,028	$ 1,679